NOTES PAYABLE TO RELATED PARTIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTES PAYABLE TO RELATED PARTIES

6         NOTES PAYABLE TO RELATED PARTIES

On February 5, 2009, the Company borrowed $99,137 from a shareholder for operating capital, and agreed to repay the principal plus 10% annual interest in 90 days. On September 8, 2009, the note was amended to pay interest at 20% interest per annum and matured in 90 days. Upon default, the note continues to earn 20% per annum. On November 1, 2010, the note holder converted the principal balance into 312,500 shares of private company common stock (pre-acquisition). The Company has paid $9,707 of the $27,959 interest accrued on the note. Accrued interest of $19,251 remains to be paid as of June 30, 2011.

The Company borrowed from a shareholder for operating capital. This loan is non-interest bearing and does not have a specific maturity date. Management did not impute interest as such amount was not deemed significant.

See Note 9 for additional related party transactions.